PREMIER [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PREMIER | TEMPCASH | Premier Shares
Prospectus [Line Items]
Annual Return [Percent]	4.33%	5.27%	5.22%	1.65%	0.01%	0.59%